Property and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Property and Equipment

4. Property and Equipment

Property and equipment are summarized as of December 31 (in thousands):

	As of December 31,
	2025	2024
Computers	$311	$297
Furniture and equipment	27	27
Total property and equipment	338	324
Less: accumulated depreciation	(282)	(216)
Property and equipment, net	$56	$108

Depreciation expense was $0.07 million and $0.04 million for the years ended December 31, 2025 and 2024, respectively, which is recorded within general and administrative expenses in the consolidated statements of operations.